Commitments Related to Framework Contracts to Purchase Raw Materials (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY
Long-term Purchase Commitment [Line Items]
October 1, 2013 to December 31, 2013	$ 5,724	35,029